Cover Page Cover Page	Oct. 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	Enstar Group LTD
Entity File Number	001-33289
Entity Address, Address Line One	A.S. Cooper Building, 4th Floor
Entity Address, Address Line Two	26 Reid Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	292-3645
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	D0
Entity Central Index Key	0001363829
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $1.00 per share
Trading Symbol	ESGR
Security Exchange Name	NASDAQ
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Fixed-to-Floating Rate
Trading Symbol	ESGRP
Security Exchange Name	NASDAQ
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000th Interest
Trading Symbol	ESGRO
Security Exchange Name	NASDAQ